Condensed Financial Information of DHT Holdings, Inc. (parent company only) (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of DHT Holdings, Inc. (parent company only) [Abstract]
Condensed Statement of Financial Position
Condensed Statement of Financial Position

	December 31,	December 31,
(Dollars in thousands)	2023	2022
ASSETS
Current assets
Cash and cash equivalents	$8,912	$29,601
Accounts receivable and prepaid expenses	644	749
Amounts due from related parties	49,368	89,980
Total current assets	$58,924	$120,330

Investments in subsidiaries	$722,671	$375,683
Loan to subsidiaries	-	377,131
Total non-current assets	$722,671	$752,814

Total assets	$781,595	$873,144

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable and accrued expenses	$1,059	$201
Total current liabilities	$1,059	$201

Stockholders’ equity
Stock	$1,610	$1,627
Paid-in additional capital	1,180,315	1,196,239
Accumulated deficit	(401,389)	(324,923)
Total stockholders’ equity	$780,536	$872,943

Total liabilities and stockholders’ equity	$781,595	$873,144

Condensed Income Statement
Condensed Income Statement

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2023	2022	2021

Revenues	$-	$-	$980
Impairment charge	(699)	(1,234)	(35,149)
Dividend income	119,514	77,820	70,746
General and administrative expense	(17,651)	(17,704)	(17,742)
Operating income/(loss)	$101,164	$58,881	$18,835

Interest income	$9,114	$18,823	$17,233
Other financial (expense)/income	(72)	(141)	26
Profit/(loss) for the year	$110,206	$77,563	$36,095

Condensed Statement of Comprehensive Income
Condensed Statement of Comprehensive Income

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2023	2022	2021
Profit/(loss) for the year	$110,206	$77,563	$36,095
Total comprehensive income/(loss) for the period	$110,206	$77,563	$36,095
Attributable to the owners	$110,206	$77,563	$36,095

Condensed Statement of Cash Flow
Condensed Statement of Cash Flow

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2023	2022	2021

Cash flows from operating activities
Profit/(loss) for the year	$110,206	$77,563	$36,095
Items included in net income not affecting cash flows:
Impairment charge	699	1,234	35,149
Compensation related to options and restricted stock	2,168	3,013	3,203
Changes in operating assets and liabilities:
Accounts receivable and prepaid expenses	105	(675)	1,604
Accounts payable and accrued expenses	858	(246)	277
Amounts due to related parties	10,574	(69,740)	(6,834)
Net cash provided by/(used in) operating activities	$124,611	$11,150	$69,494

Cash flows from investing activities
Investments in subsidiaries	$-	$(395)	$-
Loan to subsidiaries	$60,180	$47,744	$(5,004)
Net cash provided by/(used in) investing activities	$60,180	$47,349	$(5,004)

Cash flows from financing activities
Cash dividends paid	$(186,672)	$(19,679)	$(22,083)
Purchase of treasury shares	(18,808)	(24,758)	(32,178)
Net cash used in financing activities	$(205,480)	$(44,436)	$(54,261)

Net increase/(decrease) in cash and cash equivalents	$(20,689)	$14,062	$10,229
Cash and cash equivalents at beginning of period	29,601	15,539	5,310
Cash and cash equivalents at end of period	$8,912	$29,601	$15,539

Profit/(Loss) Reconciliation
Profit/(loss) reconciliation

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2023	2022	2021

Profit/(loss) of the parent company only under cost method of accounting	$110,206	$77,563	$36,095
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	50,716	(16,107)	(47,776)
Profit/(loss) of the parent company only under equity method of accounting	$160,922	$61,456	$(11,681)

Equity Reconciliation
Equity reconciliation

	December 31,	December 31,	December 31,
(Dollars in thousands)	2023	2022	2021

Equity of the parent company only under cost method of accounting	$780,536	$872,943	$836,097
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	345,217	294,501	310,608
Equity of the parent company only under equity method of accounting	$1,125,753	$1,167,444	$1,146,706